Note 6 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	[1]	30.80%	34.00%
Income tax expense (benefit) at U.S. federal statutory rate (1)	[1]	(30.80%)	(34.00%)
Benefit due to tax reform		(2.00%)
Current year state and local income taxes net of federal income tax benefit		3.40%	(1.70%)
Other			0.20%
Provision for (benefit from) income taxes		32.20%	(35.50%)

[1]	The statutory rate for fiscal 2018 is a blended rate due to the Tax Cuts and Jobs Act enacted by the U.S. government on December 22, 2017.